Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Accumulated Other Comprehensive Loss, beginning balance	$ 0	$ 1,181	$ 0
Other Comprehensive Income (Loss), Net of Tax	0	(1,181)	1,181
Total Accumulated Other Comprehensive Loss, ending balance	0	0	1,181
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Accumulated Other Comprehensive Loss, beginning balance	0	1,181	0
Other Comprehensive Income (Loss), Net of Tax	0	(1,181)	1,181
Total Accumulated Other Comprehensive Loss, ending balance	$ 0	$ 0	$ 1,181